EQUITY COMPONENTS (Details Narrative) shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2025 ARS ($) shares
IfrsStatementLineItems [Line Items]
Share capital value			$ 1,364
Treasury shares, value			$ 4
Number of ADRs shares aquired directly | shares	35
Number of shares aquired directly, value		$ 122
Number of ADRs shares aquired indirectly | shares		795
Number of shares aquired indirectly, value	$ 46.8
Employees [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			4,000